Janus Aspen Series

Janus Henderson Adaptive Risk Managed U.S. Equity Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Flexible Bond Portfolio

Janus Henderson Forty Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Global Sustainable Equity Portfolio

Janus Henderson Global Technology and Innovation Portfolio

Janus Henderson Mid Cap Value Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Research Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated September 1, 2022

to Currently Effective Prospectuses

Effective immediately, the Portfolios’ prospectuses are amended as follows:

1.	Under “Pricing of Portfolio Shares” in the Shareholder’s Guide section of the Portfolios’ prospectuses, the following paragraphs replace the third, fourth, and fifth paragraphs in their entirety:

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). To the extent available, domestic and foreign equity securities traded on a securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. Most fixed-income securities are typically valued using an evaluated bid price supplied by an Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith by the Adviser pursuant to the Valuation Procedures. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair valuation may be more commonly used with foreign equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Valuation Procedures provide for the use of systematic fair valuation models provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The methodologies employed when fair valuing Portfolio holdings may change from time to time. Because fair value pricing involves subjective judgments, it is possible that the fair value determination for a security may be different than the value that could be realized when selling that security.

Due to the subjective nature of systematic fair valuation, the value of a particular security may be different from the last quoted market price. Systematic fair valuation may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Portfolio’s securities and the reflection of such change in the Portfolio’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as “stale pricing”). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities or high-yield fixed-income securities, may be subject to attempted use of arbitrage techniques. To the extent that the valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of a Portfolio may dilute the NAV of the Portfolio, which negatively impacts long-term shareholders. The Valuation Procedures and the Trust’s excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other mutual funds held by a Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation.

Effective immediately, the prospectuses for Janus Henderson Balanced Portfolio and Janus Henderson Flexible Bond Portfolio (the “Portfolios”) are amended as follows:

1.	Under “Additional Investment Strategies and General Portfolio Policies” in the Additional Information about the Portfolios section, of the Portfolios’ prospectuses, the following information is added:

ESG Integration

The portfolio managers of Flexible Bond Portfolio and the portfolio managers who focus on the fixed-income portion of Balanced Portfolio integrate environmental, social, and governance (“ESG”) factors by incorporating ESG information into the Portfolios’ investment process. The noted portfolio managers focus on the ESG factors they consider most likely to have a material impact on the financial performance of the issuers in the Portfolios’ portfolio holdings, which includes identifying material ESG risk factors attributable to a particular sector, industry, or issuer. The noted portfolio managers believe that an issuer’s ESG practices may have an impact, positive or negative, on the issuer’s long-term financial performance, and may engage with an issuer’s management to encourage improved ESG practices. ESG factors are one of many considerations in the investment decision-making process and may not be determinative in deciding to include or exclude an investment from the portfolio.

2.	Under “Risks of the Portfolios” in the Additional Information about the Portfolios section of the Portfolios’ prospectuses, the following information is added:

ESG Integration Risk.  The portfolio managers of Flexible Bond Portfolio and the portfolio managers who focus on the fixed-income portion of Balanced Portfolio integrate ESG factors by incorporating ESG information into the Portfolios’ investment process. As a result of either positive investment selection or avoidance, the Portfolios may be overweight, underweight, or have no exposure to certain industries, sectors, or regions relative to its benchmark index and/or similar funds that do not consider ESG factors. This may in turn cause a Portfolio to underperform relative to its benchmark index or similar funds that do not consider ESG factors. In addition, information related to ESG factors provided by issuers and third parties, upon which the noted portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies or be applied differently across issuers and industries.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Adaptive Risk Managed U.S. Equity Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Flexible Bond Portfolio

Janus Henderson Forty Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Global Sustainable Equity Portfolio

Janus Henderson Global Technology and Innovation Portfolio

Janus Henderson Mid Cap Value Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Research Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated September 1, 2022

to Currently Effective Statements of Additional Information

Effective immediately, the Portfolios’ statements of additional information (“SAIs”) are amended as follows:

1.

Under “Net Asset Value Determination” in the Shares of the Trust section of the Portfolios’ SAIs, the following paragraphs replace the first and second paragraphs in their entirety. In addition, the last paragraph under “Net Asset Value Determination” in the currently effective SAIs is removed.

As stated in the Portfolios’ Prospectuses, the net asset value (“NAV”) of the Shares of each class of each Portfolio is determined once each day the New York Stock Exchange (the “NYSE”) is open, as of the close of its trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each class of each Portfolio is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares for the class. Securities held by the Portfolios are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). In determining NAV, equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is not current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter markets are generally valued at their latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value.

Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Valuation Procedures provide for the use of systematic fair valuation models provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

2.	Under “Committees of the Board” in the Trustees and Officers section of the Portfolios’ SAI, the following information replaces the corresponding information in its entirety:

	Summary of Functions	Members (Independent Trustees)	Number of Meetings Held During Fiscal Year Ended December 31, 2021

Trading and Pricing Committee	Oversees matters relating to the pricing of the Portfolios’ securities and the placement of portfolio transactions. The Committee oversees the Adviser as valuation designee and reviews reports on fair valuation determinations and valuation methodologies regarding securities and investments held by the Portfolios pursuant to valuation procedures established by the Adviser and approved by the Board of Trustees. The Committee also reviews other matters related to pricing the Portfolios’ securities and approves changes to the valuation procedures. The Committee receives reporting regarding portfolio transactions with affiliates undertaken in accordance with the Trust’s procedures, efforts to obtain best execution in connection with portfolio transactions and commissions paid to firms supplying research and brokerage services. The Committee also receives reports regarding foreign exchange trading by the Portfolios. In addition, the Committee oversees service providers providing trading and pricing-related services to the Trust and reviews reports from the administrator of the Trust’s liquidity risk management program.	William D. Cvengros (Chair) Gary A. Poliner Diane L. Wallace	5

Please retain this Supplement with your records.

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